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T. ROWE PRICE
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SPECTRUM FUND, INC.
Supplement to prospectus dated December 18, 1996
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Effective February 18, 1997, the Board of Directors removed the operating policy, which appears on pages 5 and 37 of the prospectus, that restricted Spectrum Growth and Spectrum Income Funds from purchasing shares of any underlying fund that would result in their owning more than 30% of an underlying fund's outstanding voting shares.

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The date of this supplement is February 18, 1997.
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